Consolidated Statements of Operations (Parenthetical) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Consolidated Statement of Operations Parenthetical:
Sales to related parties	$ 0	$ 0	$ 1,063
Services from related parties	$ 0	$ 0	$ 311